Commitments and Contingencies - Minimum Balances Attributable to Net Working Interest (Detail) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2014	Dec. 31, 2013
June 30, 2014 [Member]
Asset retirement obligations
Minimum balances attributable to REO's net working interest		$ 68,310
June 30, 2015 [Member]
Asset retirement obligations
Minimum balances attributable to REO's net working interest	72,450	72,450
June 30, 2016 [Member]
Asset retirement obligations
Minimum balances attributable to REO's net working interest	76,590	76,590
December 31, 2016 [Member]
Asset retirement obligations
Minimum balances attributable to REO's net working interest	$ 78,660	$ 78,660